Fees Summary	Jun. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 122,389,211.12
Total Fee Amount	16,901.95
Total Offset Amount	0.00
Net Fee	$ 16,901.95
Offering Table N/A
Offset Table N/A	N/A